STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Outstanding	18,528,367	11,819,600	7,146,000
Granted	525,000	9,746,267	5,257,600
Expired	(35,000)	(2,837,500)	(10,000)
Forfeited		(200,000)	(125,000)
Exercised			(449,000)
Outstanding	19,018,367	18,528,367	11,819,600	7,146,000
Exercisable	18,271,486	18,006,488
Exercise Price
Outstanding (Lower Limit)	$ 0.60	$ 0.63	$ 0.25	$ 0.25
Outstanding (Upper Limit)	1.69	1.69	1.75	1.75
Granted (Lower Limit)	0.60	0.67	0.72
Granted (Upper Limit)	0.86	1.02	1.25
Expired (Lower Limit)		1.00
Expired	1.0		1.25
Expired (Upper Limit)		1.75
Forfeited (Lower Limit)		0.92	0.92
Forfeited (Upper Limit)		1.16	1.03
Exercised (Lower Limit)			0.25
Exercised (Upper Limit)			0.345
Outstanding (Lower Limit)	0.60	0.63	0.25	0.25
Outstanding (Upper Limit)	1.69	1.69	1.75	1.75
Exercisable (Lower Limit)	0.60	0.63
Exercisable (Upper Limit)	1.69	1.69
Weighted Average Exercise Price
Outstanding	0.92	1.15	1.16
Granted	0.70	0.81	1.07
Expired	1.00	1.52	1.25
Forfeited		1.01	0.93
Exercised			0.34
Outstanding	0.91	0.92	$ 1.15	$ 1.16
Exercisable	$ 0.92	$ 0.92